UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02871

LORD ABBETT DEVELOPING GROWTH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Address of principal executive offices) (Zip code)

Lawrence B. Stoller, Esq.
Vice President, Secretary, and Chief Legal Officer

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 7/31

Date of reporting period: 7/31/2023

Item 1:	Report(s) to Shareholders.

LORD ABBETT
ANNUAL REPORT

Lord Abbett
Developing Growth Fund

For the fiscal year ended July 31, 2023

Table of Contents

1	A Letter to Shareholders

4	Investment Comparison

5	Information About Your Fund’s Expenses and Holdings Presented by Sector

8	Schedule of Investments

12	Statement of Assets and Liabilities

14	Statement of Operations

15	Statements of Changes in Net Assets

16	Financial Highlights

20	Notes to Financial Statements

30	Report of Independent Registered Public Accounting Firm

31	Basic Information About Management

Lord Abbett Developing Growth Fund

Annual Report

For the fiscal year ended July 31, 2023

From left to right: James L.L. Tullis, Independent Chair of the Lord Abbett Funds and Douglas B. Sieg, Director, President and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of Lord Abbett Developing Growth Fund for the fiscal year ended July 31, 2023. On this page and the following pages, we discuss the major factors that influenced fiscal year performance. For additional information about the Fund, please visit our website at www.lordabbett.com, where you also can access quarterly commentaries that provide updates on the Fund’s performance and other portfolio related updates.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President and Chief Executive Officer

For the fiscal year ended July 31, 2023, the Fund returned 3.78%, reflecting performance at the net asset value of Class A shares with all distributions reinvested, compared to its benchmark, the Russell 2000® Growth Index,1 which returned 11.58% over the same period.

The reporting period was marked by several positive and negative developments, which led to a complex market environment. Concerns regarding earnings risk were a recurring theme, with some strategists arguing for reductions in consensus estimates. However, better-than-expected earnings in the first quarter of 2023 and signs of a soft economic landing contributed to positive sentiment. Cost-cutting measures, strength in services sectors, and supply chain improvements generally flowed through positively for many companies to earnings. The tight labor market, nonfarm payrolls growth, and consumer resilience supported soft-landing expectations, while underwhelming earnings in aggregate and guidance metrics added complexity to the landscape.2

The turmoil in the banking sector dominated headlines in the first quarter of 2023, leading to regulatory shutdowns and interventions by the Fed, FDIC, and U.S. Treasury. The tech sector, particularly artificial intelligence, was a bright spot, contributing to the bullish sentiment. The housing market and consumer resilience lent credence to the soft-landing narrative, while concerns over dampened operating leverage and fiscal drags added to the intricate dynamics of the market.2

Security selection within the Health Care sector detracted from relative performance over the period. Within the sector, the Fund’s position in Apellis Pharmaceuticals, Inc., which engages in the development of novel therapeutics to treat various diseases with high unmet needs, was a primary detractor. Shares experienced strong price momentum throughout the first six months of 2023, largely as a result of the U.S. Food and Drug Administration (FDA) approving their drug to treat advanced eye disease geographic atrophy. However, in July, the stock fell in response to a letter by the American Society of Retinal Specialists that mentioned 6 patients, out of over 60,000, who suffered inflammation that could potentially cause blindness.

Also within the Health Care sector, the Fund’s position in iRhythm Technologies, Inc., a digital health care company that creates solutions that detect, predict, and prevent disease, weighed on relative performance over the period. Despite reporting strong quarterly results earlier in the period, which included a record number of new accounts, shares of iRhythm slid in response to the FDA issuing a warning letter which alleged that the company was not conforming to medical device reporting requirements related to its Zio AT mobile cardiac telemetry device. That said, we continue to have confidence in the company’s opportunity within the primary care physicians market, as we think most of its operational issues are behind them and the company is continuing to launch higher margin products.

Conversely, within the Information Technology sector, the Fund’s position in Rambus, Inc., which designs chip interface technologies that are used in digital electronics products, was a standout contributor to relative performance. Shares of the stock rose after the company reported strong quarterly earnings. The company also announced that it had extended patent license agreements with two major companies, which is expected to create an additional revenue source for years to come.

Within the Consumer Discretionary sector, the Fund’s position in Crocs, Inc., a manufacturer of casual footwear, apparel, and accessories, was also a notable contributor to relative performance over the period. Shares of the stock benefitted throughout the back half of 2022 after the company reported top- and bottom-line quarterly results that were above market expectations. Management also raised full year guidance, citing explosive growth in international sales, led by the Asia Pacific region. In addition, management also raised the medium-term outlook on Hey Dude, which they acquired earlier in 2023.

The Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1  The Russell 2000® Growth Index measures the performance of those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

2   Factset.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund’s prospectus.

During certain periods shown, expense waivers and reimbursements were in place. Without such expense waivers and reimbursements, the Fund’s returns would have been lower.

The annual commentary above discusses the views of the Fund’s management and various portfolio holdings of the Fund as of July 31, 2023. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Fund’s portfolio is actively managed and may change significantly, the Fund may no longer own the securities described above or may have otherwise changed their positions in the securities. For more recent information about the Fund’s portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with each Fund, please see the Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell 2000® Growth Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended July 31, 2023

	1 Year	5 Years	10 Years	Life of Class
Class A3	-2.19%	5.33%	8.24%	10.31%
Class C4	1.97%	5.78%	8.07%	8.59%
Class F5	3.89%	6.73%	9.06%	8.91%
Class F3[6]	4.11%	6.94%	–	12.30%
Class I5	3.99%	6.84%	9.17%	8.55%
Class P5	3.55%	6.36%	8.78%	8.03%
Class R2[5]	3.39%	6.21%	8.51%	8.37%
Class R3[5]	3.49%	6.31%	8.63%	8.48%
Class R4[7]	3.79%	6.58%	–	7.29%
Class R5[7]	3.99%	6.84%	–	7.56%
Class R6[7]	4.07%	6.94%	–	7.67%

1     Reflects the deduction of the maximum initial sales charge of 5.75%.

2    Performance of the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended July 31, 2023, is calculated using the SEC-required uniform method to compute such return.

4    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date.

5     Performance is at net asset value.

6   Commenced operations and performance for the class began on April 4, 2017. Performance is at net asset value.

7     Commenced operations and performance for the classes began on June 30, 2015. Performance is at net asset value.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2023 through July 31, 2023).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 2/1/23 – 7/31/23” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	2/1/23	7/31/23	2/1/23 - 7/31/23
Class A
Actual	$1,000.00	$1,045.20	$4.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.38	$4.46
Class C
Actual	$1,000.00	$1,040.90	$8.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.61	$8.25
Class F
Actual	$1,000.00	$1,046.30	$3.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.08	$3.76
Class F3
Actual	$1,000.00	$1,047.00	$2.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.87	$2.96
Class I
Actual	$1,000.00	$1,046.30	$3.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.62	$3.21
Class P
Actual	$1,000.00	$1,044.10	$5.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.39	$5.46
Class R2
Actual	$1,000.00	$1,043.40	$6.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.65	$6.21
Class R3
Actual	$1,000.00	$1,044.00	$5.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.14	$5.71
Class R4
Actual	$1,000.00	$1,045.20	$4.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.38	$4.46
Class R5
Actual	$1,000.00	$1,046.30	$3.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.62	$3.21
Class R6
Actual	$1,000.00	$1,046.60	$2.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.87	$2.96

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.89% for Class A, 1.65% for Class C, 0.75% for Class F, 0.59% for Class F3, 0.64% for Class I, 1.09% for Class P, 1.24% for Class R2, 1.14% for Class R3, 0.89% for Class R4, 0.64% for Class R5 and 0.59% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

July 31, 2023

Sector*	%**
Communication Services	3.64%
Consumer Discretionary	13.67%
Consumer Staples	1.77%
Financials	7.06%
Health Care	25.40%
Industrials	18.62%
Information Technology	25.62%
Repurchase Agreements	2.59%
Money Market Funds(a)	1.47%
Time Deposits(a)	0.16%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.
(a)	Securities were purchased with the cash collateral from loaned securities.

Schedule of Investments

July 31, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 96.94%

COMMON STOCKS 96.94%

Aerospace & Defense 2.22%
AeroVironment, Inc.*	156,759	$14,932,862
Axon Enterprise, Inc.*	137,765	25,614,647
Hexcel Corp.	284,404	20,101,675
Total		60,649,184

Biotechnology 8.18%
Akero Therapeutics, Inc.*	248,190	10,771,446
Arcellx, Inc.*	565,002	19,351,318
Bridgebio Pharma, Inc.*	412,199	14,431,087
Cytokinetics, Inc.*	408,686	13,629,678
Karuna Therapeutics, Inc.*	134,049	26,778,969
Krystal Biotech, Inc.*	381,334	49,230,219
Madrigal Pharmaceuticals, Inc.*	53,665	11,017,425
Natera, Inc.*	426,444	19,283,798
Replimune Group, Inc.*	570,467	12,019,740
Sarepta Therapeutics, Inc.*	119,773	12,982,195
Xenon Pharmaceuticals, Inc. (Canada)*(a)	912,491	33,689,168
Total		223,185,043

Broadline Retail 2.18%
Global-e Online Ltd. (Israel)*(a)	1,320,609	59,493,435

Building Products 1.13%
Trex Co., Inc.*	445,945	30,832,637

Capital Markets 0.52%
Piper Sandler Cos.,	97,843	14,320,302

Commercial Services & Supplies 2.79%
Clean Harbors, Inc.*	103,010	17,126,443
MSA Safety, Inc.	169,923	28,207,218
Tetra Tech, Inc.	181,795	30,761,532
Total		76,095,193
Investments	Shares	Fair Value
Communications Equipment 0.45%
Calix, Inc.*	272,438	$12,289,678

Construction & Engineering 2.97%
Comfort Systems USA, Inc.	224,883	39,122,896
EMCOR Group, Inc.	194,302	41,782,702
Total		80,905,598

Diversified Consumer Services 2.46%
Duolingo, Inc.*	433,080	67,209,685

Electrical Equipment 5.78%
EnerSys	329,438	35,684,724
Generac Holdings, Inc.*	252,488	38,807,406
NEXTracker, Inc. Class A*	1,033,136	43,753,309
nVent Electric PLC (United Kingdom)(a)	446,400	23,605,632
Shoals Technologies Group, Inc. Class A*	606,079	15,733,811
Total		157,584,882

Electronic Equipment, Instruments & Components 0.83%
Novanta, Inc.*	127,856	22,617,726

Entertainment 1.88%
Roku, Inc.*	533,247	51,335,689

Financial Services 6.62%
AvidXchange Holdings, Inc.*	2,113,799	26,232,246
Flywire Corp.*	1,615,069	55,138,456
Remitly Global, Inc.*	2,878,512	55,497,711
Shift4 Payments, Inc. Class A*	633,105	43,677,914
Total		180,546,327

Ground Transportation 1.49%
Saia, Inc.*	95,953	40,601,552

8	See Notes to Financial Statements.

Schedule of Investments (continued)

July 31, 2023

Investments	Shares	Fair Value
Health Care Equipment & Supplies 11.00%
Glaukos Corp.*	731,537	$56,430,764
Inspire Medical Systems, Inc.*	139,713	40,210,798
iRhythm Technologies, Inc.*	140,214	14,730,883
Lantheus Holdings, Inc.*	477,271	41,279,169
Penumbra, Inc.*	68,708	20,843,259
RxSight, Inc.*	761,286	25,404,114
Shockwave Medical, Inc.*	132,111	34,428,127
TransMedics Group, Inc.*	716,014	66,718,184
Total		300,045,298

Health Care Providers & Services 0.74%
Guardant Health, Inc.*	520,496	20,309,754

Hotels, Restaurants & Leisure 4.73%
Cava Group, Inc.*(b)	436,169	24,909,611
Shake Shack, Inc. Class A*	576,083	44,738,606
Texas Roadhouse, Inc. Class A	157,906	17,614,414
Wingstop, Inc.	247,677	41,753,389
Total		129,016,020

Information Technology Services 0.50%
DigitalOcean Holdings, Inc.*(b)	275,350	13,635,332

Life Sciences Tools & Services 2.67%
10X Genomics, Inc. Class A*	571,263	35,978,144
Olink Holding AB ADR*	556,733	10,577,927
Pacific Biosciences of California, Inc.*	1,988,147	26,263,422
Total		72,819,493

Media 1.33%
Integral Ad Science Holding Corp.*	1,733,892	36,151,648
Investments	Shares	Fair Value
Personal Care Products 1.79%
elf Beauty, Inc.*	119,923	$13,997,413
Inter Parfums, Inc.	154,651	23,129,603
Oddity Tech Ltd. Class A (Israel)*(a)	218,800	11,659,852
Total		48,786,868

Pharmaceuticals 3.12%
Intra-Cellular Therapies, Inc.*	435,914	26,956,922
Revance Therapeutics, Inc.*	596,830	14,103,093
Ventyx Biosciences, Inc.*	1,188,086	44,018,586
Total		85,078,601

Professional Services 1.28%
FTI Consulting, Inc.*	70,760	12,394,321
Verra Mobility Corp. Class A*	1,079,033	22,648,903
Total		35,043,224

Semiconductors & Semiconductor Equipment 9.14%
Aehr Test Systems*	277,632	14,481,285
Allegro MicroSystems, Inc.*	1,115,393	57,565,433
Diodes, Inc.*	369,163	34,882,212
indie Semiconductor, Inc. Class A*(b)	2,484,374	23,551,865
Lattice Semiconductor Corp.*	535,645	48,711,556
Rambus, Inc.*	1,120,160	70,133,218
Total		249,325,569

Software 14.50%
Agilysys, Inc.*	210,190	15,476,290
Clear Secure, Inc. Class A	758,794	17,991,006
Confluent, Inc. Class A*	1,224,600	42,297,684
CyberArk Software Ltd. (Israel)*(a)	159,885	26,542,509
Descartes Systems Group, Inc. (Canada)*(a)	263,250	20,499,277

See Notes to Financial Statements.	9

Schedule of Investments (continued)

July 31, 2023

Investments	Shares	Fair Value
Software (continued)
DoubleVerify Holdings, Inc.*	1,456,027	$61,298,737
Five9, Inc.*	409,357	35,921,077
JFrog Ltd. (Israel)*(a)	691,611	21,280,870
Manhattan Associates, Inc.*	112,379	21,421,685
Monday.com Ltd. (Israel)*(a)	224,088	40,510,629
Samsara, Inc. Class A*	1,453,476	40,610,119
SPS Commerce, Inc.*	72,940	13,157,647
Tenable Holdings, Inc.*	553,872	26,951,411
Zeta Global Holdings Corp. Class A*	1,276,901	11,773,027
Total		395,731,968

Specialty Retail 2.25%
Carvana Co. Class A*(b)	414,673	19,054,224
Dick’s Sporting Goods, Inc.	152,137	21,451,317
RH*	54,085	20,994,175
Total		61,499,716

Technology Hardware, Storage & Peripherals 0.51%
Super Micro Computer, Inc.*	42,095	13,902,716

Textiles, Apparel & Luxury Goods 2.21%
Crocs, Inc.*	167,271	18,123,813
Deckers Outdoor Corp.*	77,798	42,297,994
Total		60,421,807

Trading Companies & Distributors 1.20%
SiteOne Landscape Supply, Inc.*	191,941	32,629,970

Wireless Telecommunication Services 0.47%
Gogo, Inc.*	855,676	12,895,037
Total Common Stocks (cost $2,061,761,567)		2,644,959,952
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 4.28%

REPURCHASE AGREEMENTS 2.62%
Repurchase Agreement dated 7/31/2023, 2.800% due 8/1/2023 with Fixed Income Clearing Corp. collateralized by $8,687,800 of U.S. Treasury Note at 2.375% due 5/15/2029; $63,295,400 of U.S. Treasury Bond at 4.250% due 11/15/2040; value: $72,961,691; proceeds: $71,536,631 (cost $71,531,068)	$71,531,068	$71,531,068

	Shares

Money Market Funds 1.49%
Fidelity Government Portfolio(c) (cost $40,613,522)	40,613,522	40,613,522

Time Deposits 0.17%
CitiBank N.A.(c) (cost $4,512,614)	4,512,614	4,512,614
Total Short-Term Investments (cost $116,657,204)		116,657,204
Total Investments in Securities 101.22% (cost $2,178,418,771)		2,761,617,156
Other Assets and Liabilities – Net (1.22)%		(33,188,257)
Net Assets 100.00%		$2,728,428,899

10	See Notes to Financial Statements.

Schedule of Investments (concluded)

July 31, 2023

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of July 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$2,644,959,952	$–	$–	$2,644,959,952
Short-Term Investments
Repurchase Agreements	–	71,531,068	–	71,531,068
Money Market Funds	40,613,522	–	–	40,613,522
Time Deposits	–	4,512,614	–	4,512,614
Total	$2,685,573,474	$76,043,682	$–	$2,761,617,156

(1)	Refer to Note 2(g) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

See Notes to Financial Statements.	11

Statement of Assets and Liabilities

July 31, 2023

ASSETS:
Investments in securities, at fair value including $46,738,871 of securities loaned (cost $2,178,418,771)	$2,761,617,156
Cash	365,044
Receivables:
Investment securities sold	27,022,222
Capital shares sold	3,671,264
Interest and dividends	83,684
Securities lending income receivable	42,557
Prepaid expenses and other assets	76,296
Total assets	2,792,878,223
LIABILITIES:
Payables:
Payable for collateral due to broker for securities lending	45,126,136
Investment securities purchased	12,670,530
Capital shares reacquired	3,880,272
Management fee	1,165,497
Directors’ fees	421,920
12b-1 distribution plan	340,076
Fund administration	91,541
Accrued expenses	753,352
Total liabilities	64,449,324
NET ASSETS	$2,728,428,899
COMPOSITION OF NET ASSETS:
Paid-in capital	$2,951,124,225
Total distributable earnings (loss)	(222,695,326)
Net Assets	$2,728,428,899

12	See Notes to Financial Statements.

Statement of Assets and Liabilities (concluded)

July 31, 2023

Net assets by class:
Class A Shares	$675,765,442
Class C Shares	$23,485,910
Class F Shares	$43,337,181
Class F3 Shares	$348,733,350
Class I Shares	$751,270,655
Class P Shares	$12,953,002
Class R2 Shares	$1,717,155
Class R3 Shares	$56,228,055
Class R4 Shares	$10,498,156
Class R5 Shares	$23,029,176
Class R6 Shares	$781,410,817
Outstanding shares by class:
Class A Shares (1.12 billion shares of common stock authorized, $.001 par value)	35,202,445
Class C Shares (35 million shares of common stock authorized, $.001 par value)	2,711,744
Class F Shares (134.1 million shares of common stock authorized, $.001 par value)	2,082,899
Class F3 Shares (89.4 million shares of common stock authorized, $.001 par value)	13,618,539
Class I Shares (335.25 million shares of common stock authorized, $.001 par value)	29,705,314
Class P Shares (30 million shares of common stock authorized, $.001 par value)	729,046
Class R2 Shares (98.75 million shares of common stock authorized, $.001 par value)	100,545
Class R3 Shares (98.75 million shares of common stock authorized, $.001 par value)	3,158,841
Class R4 Shares (98.75 million shares of common stock authorized, $.001 par value)	547,145
Class R5 Shares (98.75 million shares of common stock authorized, $.001 par value)	910,556
Class R6 Shares (98.75 million shares of common stock authorized, $.001 par value)	30,517,619
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$19.20
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$20.37
Class C Shares-Net asset value	$8.66
Class F Shares-Net asset value	$20.81
Class F3 Shares-Net asset value	$25.61
Class I Shares-Net asset value	$25.29
Class P Shares-Net asset value	$17.77
Class R2 Shares-Net asset value	$17.08
Class R3 Shares-Net asset value	$17.80
Class R4 Shares-Net asset value	$19.19
Class R5 Shares-Net asset value	$25.29
Class R6 Shares-Net asset value	$25.61

See Notes to Financial Statements.	13

Statement of Operations

For the Year Ended July 31, 2023

Investment income:
Dividends	$5,627,542
Securities lending net income	493,770
Interest and other	1,241,423
Interest earned from Interfund Lending (See Note 10)	7,036
Total investment income	7,369,771
Expenses:
Management fee	13,553,429
12b-1 distribution plan–Class A	1,641,127
12b-1 distribution plan–Class C	240,937
12b-1 distribution plan–Class F	101,699
12b-1 distribution plan–Class P	58,395
12b-1 distribution plan–Class R2	8,703
12b-1 distribution plan–Class R3	278,131
12b-1 distribution plan–Class R4	26,135
Shareholder servicing	1,657,160
Fund administration	1,064,274
Reports to shareholders	232,710
Registration	198,081
Professional	102,324
Directors’ fees	72,061
Custody	67,215
Other	183,528
Gross expenses	19,485,909
Expense reductions (See Note 8)	(32,206)
Fees waived and expenses reimbursed (See Note 3)	(67,215)
Net expenses	19,386,488
Net investment loss	(12,016,717)
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(327,399,780)
Net change in unrealized appreciation/depreciation on investments	441,459,159
Net realized and unrealized gain (loss)	114,059,379
Net Increase in Net Assets Resulting from Operations	$102,042,662

14	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Year Ended July 31, 2023	For the Year Ended July 31, 2022
Operations:
Net investment loss	$(12,016,717)	$(18,647,269)
Net realized gain (loss) on investments	(327,399,780)	(405,823,587)
Net change in unrealized appreciation/depreciation on investments and investments in affiliated issuers	441,459,159	(1,139,278,745)
Net increase (decrease) in net assets resulting from operations	102,042,662	(1,563,749,601)
Distributions to shareholders:
Class A	–	(131,775,485)
Class C	–	(11,205,053)
Class F	–	(80,898,580)
Class F3	–	(50,919,530)
Class I	–	(71,515,313)
Class P	–	(2,723,046)
Class R2	–	(321,572)
Class R3	–	(11,828,891)
Class R4	–	(1,703,712)
Class R5	–	(2,039,338)
Class R6	–	(90,380,627)
Total distributions to shareholders	–	(455,311,147)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	661,196,434	975,149,784
Reinvestment of distributions	–	434,685,196
Cost of shares reacquired	(850,857,080)	(1,561,788,323)
Net decrease in net assets resulting from capital share transactions	(189,660,646)	(151,953,343)
Net decrease in net assets	(87,617,984)	(2,171,014,091)
NET ASSETS:
Beginning of year	$2,816,046,883	$4,987,060,974
End of year	$2,728,428,899	$2,816,046,883

See Notes to Financial Statements.	15

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain
Class A
7/31/2023	$18.50	$(0.12)	$0.82	$0.70	$–
7/31/2022	31.36	(0.16)	(9.36)	(9.52)	(3.34)
7/31/2021	24.46	(0.23)	10.08	9.85	(2.95)
7/31/2020	26.30	(0.16)	2.81	2.65	(4.49)
7/31/2019	28.59	(0.18)	4.14	3.96	(6.25)
Class C
7/31/2023	8.41	(0.11)	0.36	0.25	–
7/31/2022	16.21	(0.16)	(4.30)	(4.46)	(3.34)
7/31/2021	13.89	(0.25)	5.52	5.27	(2.95)
7/31/2020	17.24	(0.19)	1.33	1.14	(4.49)
7/31/2019	21.30	(0.25)	2.44	2.19	(6.25)
Class F
7/31/2023	20.03	(0.10)	0.88	0.78	–
7/31/2022	33.61	(0.14)	(10.10)	(10.24)	(3.34)
7/31/2021	26.01	(0.21)	10.76	10.55	(2.95)
7/31/2020	27.61	(0.14)	3.03	2.89	(4.49)
7/31/2019	29.63	(0.15)	4.38	4.23	(6.25)
Class F3
7/31/2023	24.60	(0.08)	1.09	1.01	–
7/31/2022	40.43	(0.10)	(12.39)	(12.49)	(3.34)
7/31/2021	30.74	(0.17)	12.81	12.64	(2.95)
7/31/2020	31.66	(0.13)	3.70	3.57	(4.49)
7/31/2019	32.88	(0.11)	5.14	5.03	(6.25)
Class I
7/31/2023	24.32	(0.09)	1.06	0.97	–
7/31/2022	40.04	(0.13)	(12.25)	(12.38)	(3.34)
7/31/2021	30.50	(0.20)	12.69	12.49	(2.95)
7/31/2020	31.48	(0.13)	3.64	3.51	(4.49)
7/31/2019	32.76	(0.14)	5.11	4.97	(6.25)
Class P
7/31/2023	17.16	(0.14)	0.75	0.61	–
7/31/2022	29.38	(0.20)	(8.68)	(8.88)	(3.34)
7/31/2021	23.11	(0.27)	9.49	9.22	(2.95)
7/31/2020	25.18	(0.19)	2.61	2.42	(4.49)
7/31/2019	27.72	(0.22)	3.93	3.71	(6.25)

16	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$19.20	3.78	0.92	0.92	(0.65)	$675,765	128
18.50	(33.80)	0.94	0.94	(0.67)	703,073	116
31.36	42.08	0.93	0.93	(0.77)	1,297,753	102
24.46	15.24	0.93	0.93	(0.76)	765,172	122
26.30	22.26	0.94	0.94	(0.72)	708,935	88

8.66	2.97	1.68	1.68	(1.40)	23,486	128
8.41	(34.30)	1.69	1.69	(1.42)	27,447	116
16.21	41.07	1.68	1.68	(1.54)	57,889	102
13.89	14.30	1.68	1.68	(1.51)	16,876	122
17.24	21.38	1.69	1.69	(1.47)	21,394	88

20.81	3.89	0.78	0.78	(0.50)	43,337	128
20.03	(33.69)	0.79	0.79	(0.52)	177,913	116
33.61	42.37	0.78	0.78	(0.63)	899,774	102
26.01	15.37	0.78	0.78	(0.62)	348,248	122
27.61	22.43	0.79	0.79	(0.58)	116,807	88

25.61	4.11	0.59	0.59	(0.31)	348,733	128
24.60	(33.57)	0.59	0.59	(0.31)	345,576	116
40.43	42.62	0.59	0.59	(0.44)	638,777	102
30.74	15.61	0.59	0.59	(0.46)	130,387	122
31.66	22.64	0.60	0.60	(0.39)	3,321	88

25.29	3.99	0.67	0.67	(0.40)	751,271	128
24.32	(33.62)	0.69	0.69	(0.41)	688,585	116
40.04	42.45	0.68	0.68	(0.52)	953,104	102
30.50	15.50	0.69	0.69	(0.51)	593,675	122
31.48	22.56	0.69	0.69	(0.48)	853,159	88

17.77	3.55	1.13	1.13	(0.85)	12,953	128
17.16	(33.94)	1.14	1.14	(0.87)	14,047	116
29.38	41.83	1.13	1.13	(0.96)	26,086	102
23.11	14.97	1.14	1.14	(0.96)	20,793	122
25.18	22.02	1.14	1.14	(0.92)	22,082	88

See Notes to Financial Statements.	17

Financial Highlights (concluded)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain
Class R2
7/31/2023	$16.52	$(0.16)	$0.72	$0.56	$–
7/31/2022	28.45	(0.22)	(8.37)	(8.59)	(3.34)
7/31/2021	22.48	(0.30)	9.22	8.92	(2.95)
7/31/2020	24.67	(0.22)	2.52	2.30	(4.49)
7/31/2019	27.33	(0.25)	3.84	3.59	(6.25)
Class R3
7/31/2023	17.20	(0.15)	0.75	0.60	–
7/31/2022	29.46	(0.21)	(8.71)	(8.92)	(3.34)
7/31/2021	23.17	(0.29)	9.53	9.24	(2.95)
7/31/2020	25.24	(0.20)	2.62	2.42	(4.49)
7/31/2019	27.79	(0.23)	3.93	3.70	(6.25)
Class R4
7/31/2023	18.49	(0.12)	0.82	0.70	–
7/31/2022	31.34	(0.16)	(9.35)	(9.51)	(3.34)
7/31/2021	24.45	(0.23)	10.07	9.84	(2.95)
7/31/2020	26.29	(0.16)	2.81	2.65	(4.49)
7/31/2019	28.59	(0.18)	4.13	3.95	(6.25)
Class R5
7/31/2023	24.32	(0.09)	1.06	0.97	–
7/31/2022	40.04	(0.13)	(12.25)	(12.38)	(3.34)
7/31/2021	30.50	(0.22)	12.71	12.49	(2.95)
7/31/2020	31.47	(0.14)	3.66	3.52	(4.49)
7/31/2019	32.75	(0.14)	5.11	4.97	(6.25)
Class R6
7/31/2023	24.60	(0.08)	1.09	1.01	–
7/31/2022	40.43	(0.10)	(12.39)	(12.49)	(3.34)
7/31/2021	30.74	(0.16)	12.80	12.64	(2.95)
7/31/2020	31.66	(0.11)	3.68	3.57	(4.49)
7/31/2019	32.88	(0.11)	5.14	5.03	(6.25)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.

18	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$17.08	3.39	1.27	1.27	(1.00)	$1,717	128
16.52	(34.04)	1.29	1.29	(1.02)	1,807	116
28.45	41.66	1.27	1.27	(1.10)	2,873	102
22.48	14.76	1.29	1.29	(1.11)	2,812	122
24.67	21.87	1.29	1.29	(1.06)	4,718	88

17.80	3.49	1.18	1.18	(0.90)	56,228	128
17.20	(33.96)	1.19	1.19	(0.92)	60,295	116
29.46	41.76	1.18	1.18	(1.01)	112,015	102
23.17	14.93	1.19	1.19	(1.01)	88,636	122
25.24	21.92	1.19	1.19	(0.97)	107,373	88

19.19	3.79	0.92	0.92	(0.65)	10,498	128
18.49	(33.82)	0.94	0.94	(0.67)	10,775	116
31.34	42.16	0.93	0.93	(0.77)	16,458	102
24.45	15.21	0.93	0.93	(0.76)	8,255	122
26.29	22.23	0.94	0.94	(0.73)	6,222	88

25.29	3.99	0.67	0.67	(0.39)	23,029	128
24.32	(33.62)	0.69	0.69	(0.42)	15,436	116
40.04	42.50	0.69	0.69	(0.55)	28,200	102
30.50	15.50	0.68	0.68	(0.52)	6,613	122
31.47	22.53	0.69	0.69	(0.48)	3,247	88

25.61	4.07	0.59	0.59	(0.31)	781,411	128
24.60	(33.57)	0.59	0.59	(0.31)	771,093	116
40.43	42.62	0.59	0.59	(0.43)	954,132	102
30.74	15.61	0.60	0.60	(0.43)	566,885	122
31.66	22.68	0.60	0.60	(0.39)	255,766	88

See Notes to Financial Statements.	19

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on August 21, 1978. The Fund’s predecessor corporation was organized on July 11, 1973.

The Fund’s investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter. The Fund has eleven active classes of shares: Class A, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the C shares have been held at least eight years. The Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values

Notes to Financial Statements (continued)

such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended July 31, 2020 through July 31, 2023. The statute of limitation on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 bear only their class specific shareholder servicing expenses. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase

Notes to Financial Statements (continued)

agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(g)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of July 31, 2023 and, if applicable, Level 3 rollforwards for the fiscal year then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $100 million	.75%
Over $100 million	.50%

For the fiscal year ended July 31, 2023, the effective management fee, net of any applicable waiver, was at an annualized rate of .51% of the Fund’s average daily net assets.

Notes to Financial Statements (continued)

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $67,215 of fund administration fees during the fiscal year ended July 31, 2023.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares, pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A(1)	Class C	Class F(2)	Class P	Class R2	Class R3	Class R4
Service	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	–	.75%	.10%	.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(1)	Annual Service Fee on shares sold prior to June 1, 1990 was .15% of the average daily net assets attributable to Class A shares.
(2)	The Class F share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Fund’s prospectus.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, during the fiscal year ended July 31, 2023:

Distributor Commissions	Dealers’ Concessions
$51,998	$294,350

Distributor received CDSCs of $1,534 and $1,442 for Class A and Class C shares, respectively, for the fiscal year ended July 31, 2023.

Other Related Parties

As of July 31, 2023 the percentage of the Fund’s outstanding shares owned by Lord Abbett Alpha Strategy Fund was 4.24%.

One Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal year ended July 31, 2023 and fiscal year ended July 31, 2022 was as follows:

	Year Ended 7/31/2023	Year Ended 7/31/2022
Distributions paid from:
Ordinary Income	$ –	$–
Net long-term capital gains	–	455,311,147
Total distributions paid	$ –	$455,311,147

As of July 31, 2023, the components of accumulated gains/(losses) on a tax-basis were as follows:

Accumulated capital and other losses	$(781,700,413)
Unrealized gains – net	566,789,629
Temporary differences	(7,784,542)
Total accumulated losses – net	$(222,695,326)

At the Fund’s election, certain losses incurred within the taxable year (“Qualified Late-Year Losses”) are deemed to arise on the first business day of the Fund’s next taxable year. The Fund incurred and will elect to defer late-year ordinary losses of $7,362,622 during the fiscal year ended July 31, 2023.

As of July 31, 2023, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$2,194,827,527
Gross unrealized gains	608,599,575
Gross unrealized losses	(41,809,946)
Net unrealized security gains	$566,789,629

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

Permanent items identified during the fiscal year ended July 31, 2023 have been reclassified among the components of net assets based on their tax basis treatment as follows:

Total distributable earnings (loss)	Paid-in capital
$15,500,976	$(15,500,976)

The permanent differences are primarily attributable to the tax treatment of net investment losses.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the fiscal year ended July 31, 2023 were as follows:

Purchases	Sales
$3,350,653,149	$3,553,520,005

There were no purchases or sales of U.S. Government securities during the fiscal year ended July 31, 2023.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the fiscal year ended July 31, 2023, the Fund engaged in cross-trade purchases of $3,683,982.

Notes to Financial Statements (continued)

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$71,531,068	$–	$71,531,068
Total	$71,531,068	$–	$71,531,068

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$71,531,068	$–	$–	$(71,531,068)	$–
Total	$71,531,068	$–	$–	$(71,531,068)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of July 31, 2023.

7.	DIRECTORS’ REMUNERATION

The Fund’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of the fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund . Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

Notes to Financial Statements (continued)

8.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its prior transfer agent and its custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses. The arrangement with the Fund’s prior transfer agent was discontinued effective March 6, 2023.

9.	LINE OF CREDIT

For the period ended July 31, 2023, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.625 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 3, 2023, the Participating Funds renewed the Syndicated Facility for $1.6 billion. The Participating Funds remain subject to the same graduated borrowing limits as before.

For the period ended July 31, 2023, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 3, 2023, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same graduated borrowing limits as before.

These credit facilities are to be used for temporary or emergency purposes as additional sources of liquidity to satisfy redemptions.

For the fiscal year ended July 31, 2023, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the fiscal year ended July 31, 2023, the Fund participated as a lender in the Interfund Lending Program. For the period in which the loan was outstanding, the average amount loaned, interest rate and interest income were as follows:

Average Amount Loaned	Average Interest Rate	Interest Income*
$42,750,451	3.34%	$7,036

*	Statement of Operations location: Interest earned from interfund lending.

Notes to Financial Statements (continued)

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s net asset value.

12.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of July 31, 2023, the market value of securities loaned and collateral received were as follows:

Market Value of Securities Loaned	Collateral Received(1)
$46,738,871	$45,126,136

(1)	Statement of Assets and Liabilities location: Payable for collateral due to broker for securities lending.

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor over time depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. Growth stocks tend to be more volatile than other stocks. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a favorable market. The Fund invests primarily in small-cap growth company stocks, which tend to be more volatile and can be less liquid than other types of stocks, especially over the short term. Small-cap companies may also have more limited product lines, markets or financial resources, and typically

Notes to Financial Statements (continued)

experience a higher risk of failure than large-cap companies. Because the Fund may invest a portion of its assets in foreign securities and American Depositary Receipts, it may experience increased market, industry and sector, liquidity, currency, political, information and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

In March 2023, the shut-down of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system objective.

The impact of the COVID-19 outbreak, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Year Ended July 31, 2023		Year Ended July 31, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	6,065,510	$108,798,670	2,417,014	$58,105,901
Reinvestment of distributions	–	–	4,549,709	124,844,007
Shares reacquired	(8,859,644)	(159,757,458)	(10,358,516)	(249,018,093)
Decrease	(2,794,134)	$(50,958,788)	(3,391,793)	$(66,068,185)
Class C Shares
Shares sold	565,648	$4,607,349	229,014	$2,648,380
Reinvestment of distributions	–	–	824,145	10,334,790
Shares reacquired	(1,116,962)	(9,149,312)	(1,360,664)	(15,317,051)
Decrease	(551,314)	$(4,541,963)	(307,505)	$(2,333,881)
Class F Shares
Shares sold	1,191,888	$23,072,125	3,339,991	$88,218,810
Reinvestment of distributions	–	–	2,482,228	73,647,703
Shares reacquired	(7,992,532)	(156,581,606)	(23,710,532)	(575,508,072)
Decrease	(6,800,644)	$(133,509,481)	(17,888,313)	$(413,641,559)

Notes to Financial Statements (concluded)

	Year Ended July 31, 2023		Year Ended July 31, 2022
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	3,873,635	$92,451,590	2,542,494	$76,935,133
Reinvestment of distributions	–	–	1,398,987	50,909,151
Shares reacquired	(4,302,705)	(103,186,266)	(5,693,089)	(169,673,805)
Decrease	(429,070)	$(10,734,676)	(1,751,608)	$(41,829,521)
Class I Shares
Shares sold	11,422,720	$270,389,157	11,625,111	$314,031,072
Reinvestment of distributions	–	–	1,959,293	70,534,563
Shares reacquired	(10,034,017)	(237,798,772)	(9,069,813)	(291,362,575)
Increase	1,388,703	$32,590,385	4,514,591	$93,203,060
Class P Shares
Shares sold	44,163	$752,223	43,579	$956,674
Reinvestment of distributions	–	–	105,948	2,699,557
Shares reacquired	(133,703)	(2,226,791)	(218,770)	(5,229,475)
Decrease	(89,540)	$(1,474,568)	(69,243)	$(1,573,244)
Class R2 Shares
Shares sold	21,490	$346,756	12,810	$261,835
Reinvestment of distributions	–	–	12,735	312,773
Shares reacquired	(30,301)	(486,069)	(17,175)	(381,005)
Increase (decrease)	(8,811)	$(139,313)	8,370	$193,603
Class R3 Shares
Shares sold	481,086	$8,094,446	506,281	$10,876,929
Reinvestment of distributions	–	–	462,970	11,828,891
Shares reacquired	(827,559)	(13,885,015)	(1,266,831)	(28,428,948)
Decrease	(346,473)	$(5,790,569)	(297,580)	$(5,723,128)
Class R4 Shares
Shares sold	123,951	$2,241,547	149,371	$3,372,377
Reinvestment of distributions	–	–	55,601	1,525,145
Shares reacquired	(159,435)	(2,905,774)	(147,489)	(3,449,907)
Increase (decrease)	(35,484)	$(664,227)	57,483	$1,447,615
Class R5 Shares
Shares sold	451,515	$10,737,817	297,839	$10,271,881
Reinvestment of distributions	–	–	54,877	1,975,579
Shares reacquired	(175,723)	(4,168,073)	(422,207)	(14,473,259)
Increase (decrease)	275,792	$6,569,744	(69,491)	$(2,225,799)
Class R6 Shares
Shares sold	5,820,132	$139,704,754	12,132,863	$409,470,792
Reinvestment of distributions	–	–	2,365,294	86,073,037
Shares reacquired	(6,649,808)	(160,711,944)	(6,751,466)	(208,946,133)
Increase (decrease)	(829,676)	$(21,007,190)	7,746,691	$286,597,696

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Directors of Lord Abbett Developing Growth Fund, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Lord Abbett Developing Growth Fund, Inc. (the “Fund”), including the schedule of investments, as of July 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP
New York, New York
September 25, 2023

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

Basic Information About Management

The Board is responsible for the management of the business and affairs of the Fund in accordance with the laws of the state of organization. The Board elects officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to the Fund and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the investment adviser. Generally, each Board member holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Fund’s organizational documents.

Lord, Abbett & Co. LLC (“Lord Abbett”), a Delaware limited liability company, is the Fund’s investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of the Fund.

Independent Board Members

The following Independent Board Members also are board members of each of the 15 investment companies in the Lord Abbett Family of Funds, which consist of 64 investment portfolios.

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During the Past Five Years

Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Board member since 2011; Vice Chair since 2023	Principal Occupation: None. Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Board member since 2004

Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of Columbia Care (CCHW) (since 2021). Previously served as director of Anthem, Inc., a health benefits company (1994 – 2021).

Kathleen M. Lutito Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1963)	Board member since 2017	Principal Occupation: President and Chief Investment Officer of CenturyLink Investment Management Company (since 2006). Other Directorships: None.

James M. McTaggart Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Board member since 2012	Principal Occupation: Owner of McTaggart LLC (since 2011). Other Directorships: None.

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During the Past Five Years

Charles O. Prince Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1950)	Board member since 2019

Principal Occupation: None. Formerly Chair and Chief Executive Officer, Citigroup, Inc. (Retired 2007).

Other Directorships: Previously served as director of Johnson & Johnson (2005 – 2022); Director of Xerox Corporation (2007 – 2018).

Karla M. Rabusch Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1959)	Board member since 2017	Principal Occupation: President and Director of Wells Fargo Funds Management, LLC (2003 – 2017); President of Wells Fargo Funds (2003 – 2016). Other Directorships: None.

Lorin Patrick Taylor Radtke Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1968)	Board member since 2021

Principal Occupation: Partner and Co-Founder of M Seven 8 Partners LLC, a venture capital firm (since 2016). Formerly Partner, Goldman Sachs (1992 – 2016).

Other Directorships: Currently serves as director of Assured Guaranty (since 2021); Virtual Combine (since 2018). Previously served as director of SummerMoon Coffee (2022); Mariposa Family Learning (2021 – 2022).

Leah Song Richardson Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1966)	Board member since 2021

Principal Occupation: President of Colorado College (since 2021). Formerly Dean at University of California, Irvine – School of Law (2017 – 2021); Professor of Law at University of California, Irvine (2014 – 2017).

Other Directorships: None.

Mark A. Schmid Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1959)	Board member since 2016

Principal Occupation: Vice President and Chief Investment Officer of the University of Chicago (2009 – 2021).

Other Directorships: Currently serves as director of Underwriters Laboratories Research Institute (since 2022).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Board member since 2006; Chair since 2017

Principal Occupation: Chair of Tullis Health Investors – FL LLC (since 2019, CEO from 2012 – 2018); Formerly CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (1990 – 2016).

Other Directorships: Currently serves as Chair of Crane Co. (since 2020, director since 1998), Director of Crane NXT, Co. (since 2023), Director of Alphatec Spine (since 2018). Previously served as Director of Exagen Inc. (2019 – 2023); Director of electroCore, Inc. (2018 – 2020).

Basic Information About Management (continued)

Interested Board Members

Mr. Sieg is affiliated with Lord Abbett and is an “interested person” of the Fund as defined in the Act. Mr. Sieg is a board member of each of the 15 investment companies in the Lord Abbett Family of Funds, which consist of 64 investment portfolios. Mr. Sieg is an officer of the Lord Abbett Family of Funds.

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During the Past Five Years

Douglas B. Sieg Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1969)	Board member since 2016	Principal Occupation: Managing Partner of Lord Abbett (since 2018). Formerly Head of Client Services, joined Lord Abbett in 1994. Other Directorships: None.

Officers

None of the officers listed below have received compensation from the Fund. All of the officers of the Fund also may be officers of the other Lord Abbett Funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During the Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett. Each officer serves for an indefinite term (i.e., until his or her death, resignation, retirement, or removal).

Name and Year of Birth	Current Position with the Fund	Length of Service of Current Position	Principal Occupation During the Past Five Years

Douglas B. Sieg (1969)	President and Chief Executive Officer	Elected as President and Chief Executive Officer in 2018	Managing Partner of Lord Abbett (since 2018) and was formerly Head of Client Services, joined Lord Abbett in 1994.

Jackson C. Chan (1964)	AML Compliance Officer	Elected in 2018	Deputy Chief Compliance Officer and Director of Regulatory Affairs, joined Lord Abbett in 2014.

Nicholas D. Emguschowa (1986)	Data Protection Officer	Elected in 2022	Assistant General Counsel, joined Lord Abbett in 2018 and was formerly Associate at Shearman & Sterling (2014 – 2018).

Brooke A. Fapohunda (1975)	Vice President and Assistant Secretary	Elected in 2023	Partner and Senior Counsel, joined Lord Abbett in 2006.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Fund	Length of Service of Current Position	Principal Occupation During the Past Five Years

Michael J. Hebert (1976)	Chief Financial Officer and Treasurer	Elected as Chief Financial Officer and Treasurer in 2021

Head of Global Fund Finance, joined Lord Abbett in 2021 and was formerly Vice President at Eaton Vance Management (EVM) (2014 – 2021) and Calvert Research & Management (CRM) (2016 – 2021), and Assistant Treasurer of registered investment companies managed, advised or administered by EVM and CRM during such years.

Parker J. Milender (1989)	Vice President and Assistant Secretary	Elected in 2023	Counsel, joined Lord Abbett in 2021 and was formerly an Associate at Milbank LLP (2017-2021).

Mary Ann Picciotto (1973)	Chief Compliance Officer	Elected in 2023

Managing Director and Global Chief Compliance Officer, joined Lord Abbett in 2023 and was formerly Vice President and Head of Global Compliance at T. Rowe Price (2019 – 2023) and Senior Vice President, Head of Compliance at OppenheimerFunds, Inc. (2014 – 2019).

Matthew A. Press (1987)	Vice President and Assistant Secretary	Elected in 2023	Counsel, joined Lord Abbett in 2022 and was formerly an Associate at Clifford Chance US LLP (2014 – 2022).

Lawrence B. Stoller (1963)	Vice President, Secretary and Chief Legal Officer	Elected as Vice President and Secretary in 2007 and Chief Legal Officer in 2019	Partner and General Counsel, joined Lord Abbett in 2007.

Victoria Zozulya (1983)	Vice President and Assistant Secretary	Elected in 2022	Counsel, joined Lord Abbett in 2022 and was formerly Senior Director and Counsel at Equitable (2018 – 2022) and Assistant General Counsel at Neuberger Berman (2014 – 2018).

Please call 888-522-2388 for a copy of the statement of additional information, which contains further information about the Fund’s Board members. It is available free upon request.

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review the Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board has appointed Lord Abbett as the administrator for the Fund’s Program. At the May 17, 2023 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period April 1, 2022 through March 31, 2023. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: no Fund breached its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Funds Service Center, P.O. Box 534489, Pittsburgh, PA 15253-4489 (regular mail) or 500 Ross Street 154-0520, Attention: 534489, Pittsburgh, PA 15262 (overnight mail).

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Developing Growth Fund, Inc.	LADG-2 (09/23)

Item 2:	Code of Ethics.
(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended July 31, 2023 (the “Period”).
(b)	Not applicable.
(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.
(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.
(e)	Not applicable.
(f)	See Item 13(a)(1) concerning the filing of the Code of Ethics.
Item 3:	Audit Committee Financial Expert.
The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: Evelyn E. Guernsey, Karla M. Rabusch and Mark A. Schmid. Each of these persons is independent within the meaning of the Form N-CSR.
Item 4:	Principal Accountant Fees and Services.
In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended July 31, 2023 and 2022 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2023	2022
Audit Fees {a}	$45,000	$47,000
Audit-Related Fees	- 0 -	0
Total audit and audit-related fees	$45,000	$47,000

Tax Fees	- 0 -	- 0 -
All Other Fees	- 0 -	- 0 -

Total Fees	$45,000	$47,000

{a} Consists of fees for audits of the Registrant’s annual financial statements.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and

•	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chair, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chair will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended July 31, 2023 and 2022 were:

	Fiscal year ended:
	2023	2022
All Other Fees {a}	$230,000	$270,000

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended July 31, 2023 and 2022 were:

	Fiscal year ended:
	2023	2022
All Other Fees	$ - 0 -	$ - 0 -

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

(i) Not Applicable.

(j) Not Applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.
Item 6:	Investments.
The Schedule of Investments is included as part of the Reports to Shareholders under Item 1.
Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.
Item 13:	Exhibits.
(a)(1)	The Lord Abbett Family of Funds Sarbanes-Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of EX-99.CODEETH.
(a)(2)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT DEVELOPING GROWTH FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: September 25, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: September 25, 2023

By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer

Date: September 25, 2023